FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of financial assets [line items]
Assets	$ 35,823,605		$ 37,030,025
Liabilities	32,675,685		34,091,826
Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	7,768,166		7,539,315
Level 3 [Member]
Disclosure of financial assets [line items]
Assets	62,134		79,181		$ 39,913
Liabilities	7		43
Loans and accounts receivables from customers [Member]
Disclosure of financial assets [line items]
Assets	27,563,229	[1]	26,933,624	[2]
Not Measured At Fair Value [Member]
Disclosure of financial assets [line items]
Assets	28,518,929		29,976,931
Liabilities	28,375,550		31,013,331
Not Measured At Fair Value [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	20,887,959		22,833,009
Not Measured At Fair Value [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	7,487,591		8,180,322
Not Measured At Fair Value [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets
Liabilities
Not Measured At Fair Value [Member] | Level 1 [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Liabilities
Not Measured At Fair Value [Member] | Level 1 [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities
Not Measured At Fair Value [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets
Liabilities	28,375,550		31,013,331
Not Measured At Fair Value [Member] | Level 2 [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	20,887,959		22,833,009
Not Measured At Fair Value [Member] | Level 2 [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	7,487,591		8,180,322
Not Measured At Fair Value [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	28,518,929		29,976,931
Liabilities
Not Measured At Fair Value [Member] | Level 3 [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Liabilities
Not Measured At Fair Value [Member] | Level 3 [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities
Not Measured At Fair Value [Member] | Loans and accounts receivables from customers [Member]
Disclosure of financial assets [line items]
Assets	28,518,929		29,976,931
Not Measured At Fair Value [Member] | Loans and accounts receivables from customers [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets
Not Measured At Fair Value [Member] | Loans and accounts receivables from customers [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets
Not Measured At Fair Value [Member] | Loans and accounts receivables from customers [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	$ 28,518,929		$ 29,976,931

[1]	Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 437,863 million, Mortgage loans Ch$ 69,066 million, and Consumer loans Ch$ 283,756 million.
[2]	Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 429,442 million, Mortgage loans Ch$ 57,009 million, and Consumer loans Ch$ 300,019 million.